Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Lessee, Lease, Description [Line Items]
Leases with initial term	12 months
Incremental borrowing rate		5.00%	6.98%	3.95%
Total operating lease expenses (in Dollars)	$ 3,120,327	$ 3,241,799	$ 2,333,412
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating leases, with terms	1 year
Incremental borrowing rate	3.75%
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating leases, with terms	15 years
Incremental borrowing rate	8.00%